AMOUNTS PAYABLE AND OTHER LIABILITIES (Details) - CAD ($)	Jul. 31, 2024	Jul. 31, 2023
Amounts payable	$ 226,060	$ 23,121
Accrued liabilities	77,633	0
Amount payable and other liabilities	$ 303,693	$ 23,121